REVENUES	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customer [Text Block]
REVENUES
On January 1, 2018, the Company adopted new FASB guidance on revenue from contracts with customers using the modified retrospective transition method for all contracts that were in effect on the date of adoption. Results reported for 2018 reflect the application of the new guidance, while the 2017 and 2016 comparative results were prepared and reported under previous revenue recognition guidance which is referred to herein as "legacy U.S. GAAP."
Disaggregation of Revenues
The following tables summarizes total Revenues for the year ended December 31, 2018.

(millions of Canadian $)	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Energy	Total

Revenues from contracts with customers
Capacity arrangements and transportation	4,038	3,549	614	2,079	—	10,280
Power generation	—	—	—	—	1,771	1,771
Natural gas storage and other	—	654	5	3	81	743
	4,038	4,203	619	2,082	1,852	12,794
Other revenues[1,2]	—	111	—	502	272	885
	4,038	4,314	619	2,584	2,124	13,679

1
Other revenues include income from the Company's marketing activities, financial instruments and lease arrangements within each operating segment. Income from lease arrangements includes certain long term PPAs, as well as certain liquids pipelines capacity and transportation arrangements. These arrangements are not in the scope of the new guidance, therefore, revenues related to these contracts are excluded from revenues from contracts with customers. Refer to Note 24, Risk management and financial instruments, for further information on income from financial instruments.

2	Other revenues from U.S. Natural Gas Pipelines include the amortization of the net regulatory liabilities resulting from U.S. Tax Reform. Refer to Note 16, Income taxes, for further information.
Revenues from contracts with customers are recognized net of any taxes collected from customers which are subsequently remitted to governmental authorities. The Company's contracts with customers include natural gas and liquids pipelines capacity arrangements and transportation contracts, power generation contracts, natural gas storage and other contracts.
Financial Statement Impact of Adopting Revenue from Contracts with Customers
The Company adopted the new guidance using the modified retrospective transition method. As a practical expedient under this transition method, the Company is not required to analyze completed contracts at the date of adoption. As a result of adopting the new guidance, the Company made the adjustments described below on January 1, 2018.
Capacity Arrangements and Transportation
For certain natural gas pipeline capacity contracts, amounts are invoiced to the customer in accordance with the terms of the contract, however, the related revenues are recognized when the Company satisfies its performance obligation to provide committed capacity ratably over the term of the contract. This difference in timing between revenue recognition and amounts invoiced creates a contract asset or contract liability under the new revenue recognition guidance. Under legacy U.S. GAAP, these differences were recorded as Accounts receivable. Under the new guidance, contract assets are included in Other current assets and Intangibles and other assets and contract liabilities are included in Accounts payable and other and Other long-term liabilities.
Impact of New Revenue Recognition Guidance on Date of Adoption
The following table illustrates the impact of the adoption of the new revenue recognition guidance on the Company's previously reported consolidated balance sheet line items:

	As reported	Adjustment
(millions of Canadian $)	December 31, 2017		January 1, 2018

Current Assets
Accounts receivable	2,522	(62)	2,460
Other[1]	691	79	770
Current Liabilities
Accounts payable and other[2]	4,057	17	4,074

1	Adjustment relates to contract assets previously included in Accounts receivable.

2	Adjustment relates to contract liabilities previously included in Accounts receivable.
Pro-forma Financial Statements under Legacy U.S. GAAP
As required by the new revenue recognition guidance, the following tables illustrate the pro-forma impact on the affected line items on the Consolidated balance sheet, as at December 31, 2018, using legacy U.S. GAAP:

	December 31, 2018
	As reported	Pro-forma using legacy U.S. GAAP
(millions of Canadian $)

Current Assets
Accounts receivable	2,535	2,694
Other	1,180	1,021

Contract Balances

(millions of Canadian $)	December 31, 2018	January 1, 2018

Receivables from contracts with customers	1,684	1,736
Contract assets[1]	159	79
Long-term contract assets[2]	21	—
Contract liabilities[3]	11	17
Long-term contract liabilities[4]	121	—

1	Recorded as part of Other current assets on the Consolidated balance sheet.

2	Recorded as part of Intangibles and other assets on the Consolidated balance sheet.

3	Comprised of deferred revenue recorded in Accounts payable and other on the Consolidated balance sheet. During the year ended December 31, 2018,
$17 million of revenue was recognized that was included in the contract liability at the beginning of the year.

4	Comprised of deferred revenue recorded in Other long-term liabilities on the Consolidated balance sheet.
Contract assets and long-term contract assets primarily relate to the Company’s right to revenues for services completed but not invoiced at the reporting date on long-term committed capacity natural gas pipelines contracts. The change in contract assets is primarily related to the transfer to Accounts receivable when these rights become unconditional and the customer is invoiced, as well as the recognition of additional revenues that remain to be invoiced. Contract liabilities and long-term contract liabilities primarily relate to force majeure fixed capacity payments received on long-term capacity arrangements in Mexico.
Future Revenues from Remaining Performance Obligations
As required by the new revenue recognition guidance, the following provides disclosure on future revenues allocated to remaining performance obligations representing contracted revenues that have not yet been recognized. Certain contracts that qualify for the use of one of the following practical expedients are excluded from the future revenues disclosures:

1.	The original expected duration of the contract is one year or less.

2.
The Company recognizes revenue from the contract that is equal to the amount invoiced, where the amount invoiced represents the value to the customer of the service performed to date. This is referred to as the "right to invoice" practical expedient.

3.
The variable revenue generated from the contract is allocated entirely to a wholly unsatisfied performance obligation or to a wholly unsatisfied promise to transfer a distinct good or service that forms part of a single performance obligation in a series. A single performance obligation in a series occurs when the promises under a contract are a series of distinct services that are substantially the same and have the same pattern of transfer to the customer over time.

The following provides a discussion of the transaction price allocated to future performance obligations as well as practical expedients used by the Company.
Capacity Arrangements and Transportation
As at December 31, 2018, future revenues from long-term pipeline capacity arrangements and transportation contracts extending through 2043 are approximately $30.1 billion, of which approximately $6.0 billion is expected to be recognized in 2019.
Future revenues from long-term capacity arrangements and transportation contracts do not include constrained variable revenues or arrangements to which the right to invoice practical expedient has been applied. As a result, these amounts are not representative of potential total future revenues expected from these contracts.
Future revenues from the Company's Canadian natural gas pipelines' regulated firm capacity contracts include fixed revenues for the time periods that tolls under current rate settlements are in effect, which is approximately one to three years. Many of these contracts are long-term in nature and revenues from the remaining performance obligations that extend beyond the current rate settlement term are considered to be fully constrained since future tolls remain unknown. Revenues from these contracts will be recognized once the performance obligation to provide capacity has been satisfied and the regulator has approved the applicable tolls. In addition, the Company considers interruptible transportation service revenues to be variable revenues since volumes cannot be estimated. These variable revenues are recognized on a monthly basis when the Company satisfies the performance obligation and have been excluded from the future revenues disclosure as the Company applies the practical expedient related to variable revenues to these contracts. The future variable revenues earned under these contracts are allocated entirely to unsatisfied performance obligations at December 31, 2018.
The Company also applies the right to invoice practical expedient to all of its U.S. and certain of its Mexico regulated natural gas pipeline capacity arrangements and flow-through revenues. Revenues from regulated capacity arrangements are recognized based on current rates and flow-through revenues are earned from the recovery of operating expenses. These revenues are recognized on a monthly basis as the Company performs the services and are excluded from future revenues disclosures.
Revenues from liquids pipelines capacity arrangements have a variable component based on volumes transported. As a result, these variable revenues are excluded from the future revenues disclosures as the Company applies the practical expedient related to variable revenues to these contracts. The future variable revenues earned under these contracts are allocated entirely to unsatisfied performance obligations at December 31, 2018.
Power Generation
The Company has long-term power generation contracts extending through 2030. Revenues from power generation have a variable component related to market prices that are subject to factors outside the Company’s influence. These revenues are considered to be fully constrained and are recognized on a monthly basis when the Company satisfies the performance obligation. The Company applies the practical expedient related to variable revenues to these contracts. As a result, future revenues from these contracts are excluded from the disclosures.
Natural Gas Storage and Other
As at December 31, 2018, future revenues from long-term natural gas storage and other contracts extending through 2033 are approximately $1.2 billion, of which approximately $283 million is expected to be recognized in 2019. The Company applies the practical expedients related to contracts that are for a duration of one year or less and where it recognizes variable consideration, and therefore excludes the related revenues from the future revenues disclosure. As a result, this amount is lower than the potential total future revenues from these contracts.